Discontinued Operations - Schedule of Discontinued Operations Consolidated Balance Sheets (Details) (Allied Integral United Inc) - Allied Integral United Inc [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 343,044	$ 570,284
Restricted cash	8,201	1,477,871
Accounts receivable	18,421	53,934
Prepaid expenses	23,641	54,665
Total current assets	393,307	2,156,754
Investments in non-consolidated entities	77,056	77,057
Note Receivables	6,323	6,323
Real estate, property and equipment, net	8,312,836	19,740,288
Other non-current assets		319,000
Total long-term assets held for sale	8,396,215	20,142,668
TOTAL ASSETS	8,789,522	22,299,422
Accounts payable	66,650	1,757,761
Accrued expenses	1,031,583	1,752,400
Accrued interest	133,171	26,625
Current portion of long-term debt	4,107,599	3,166,978
Other current liabilities		85,695
Total current liabilities	5,339,003	6,789,459
Note payable	785,044	1,326,144
Deferred loan fees, net of amortization		(4,952)
Long-term debt, less current portion	5,121,760	16,242,029
Total long-term liabilities held for sale	5,906,804	17,563,222
TOTAL LIABILITIES	$ 11,245,807	$ 24,352,680